Additional Financial Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Nov. 02, 2021	Mar. 31, 2021	Mar. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 437,163	$ 999,152		$ 117,696
Total cash, cash equivalents and restricted cash	$ 437,163	999,152	$ 72,520	117,696		$ 0	$ 0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		247,100,000	210,900,000		$ 256,900,000
Restricted cash included in other current assets		36,400,000	27,500,000		13,400,000
Restricted cash included in other non-current assets		13,900,000	13,000,000		0
Total cash, cash equivalents and restricted cash		$ 297,400,000	$ 251,400,000	$ 341,100,000	$ 270,300,000			$ 361,300,000	$ 224,800,000